Segment Reporting - Schedule of Major Accounts of Statements of Operations by Segments (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of Major Accounts of Statements of Operations by Segments [Abstract]
Advertising and marketing expenses				$ 182,461			$ 104,409	$ 313,574	$ 385,624	$ 58,293
Salaries and benefits expenses	1,144,402			277,903			1,651,091	334,607	595,077	86,494
Provision for bonus									13,804,877
Insurance expense									606,025
Legal and consulting expenses	439,778			1,170,578			698,523	1,366,574	964,654	481,979
Other operating expenses	87,831			381,996			422,993	707,440	1,081,757	598,735
Total operating expenses	20,872,011			2,012,938			22,077,016	16,328,960	17,438,014	1,225,501
Segment operating loss	(20,898,700)			(2,012,938)			(22,103,705)	(16,328,960)	(17,438,014)	(1,225,501)
Interest expense, net	384,284			(5,282)			357,456	(362,484)	(375,782)	(616,398)
Income tax expense	(987,541)			(311)			(1,021,886)	(1,363)	(1,511)
Segment net loss	$ (21,501,957)	$ (577,023)	$ (689,155)	$ (2,018,531)	$ (14,269,147)	$ (405,129)	$ (22,768,135)	$ (16,692,807)	$ (17,815,307)	$ (1,841,899)